Other Income/(Loss), Net (Tables)	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
Summary of The Group's Other income, net
The following table presents the breakdown of the Group’s Other income, net:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Interest income from corporate investments	$63.0	$42.5	$24.8
Gain/(loss) on available-for-sale debt securities¹	7.6	(42.5)	(3.7)
Interest expense	(19.5)	(15.0)	(24.1)
Foreign exchange gain/(loss)	3.6	(5.1)	2.4
Other	15.0	9.4	7.2

Total other income/(loss), net	$69.7	$(10.7)	$6.6